Short-Term Debt (Schedule Of Short-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Abstract]
Revolving Credit Facility	$ 2,500	$ 0
Bank overdrafts	0	528
Short-term loans	0	32,000
Short-term debt	$ 2,500	$ 32,528